CURRENT ASSETS (Schedule of Cash and Cash Equivalents - Composition) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Disclosure of financial assets [line items]
Cash in bank | ₪			₪ 53,619		₪ 54,699
Short-term bank deposits | ₪			68,241		79,588
Cash and cash equivalents | ₪			₪ 121,860		₪ 134,287	₪ 113,062	₪ 129,577
US Dollars [Member]
Disclosure of financial assets [line items]
Cash in bank | $		$ 15,515
Short-term bank deposits | $		19,745
Cash and cash equivalents | $	[1]	$ 35,260		$ 38,856

[1]	Convenience Translation into US Dollars.